Transactions With Affiliates - Commodity Price Per Unit Table (details) (Western Gas Partners [Member])	Dec. 31, 2013
Ethane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	23.11
Ethane [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	18.36
Ethane [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	18.41
Ethane [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	30.53
Ethane [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	23.41
Propane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	52.90
Propane [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	46.47
Propane [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	47.08
Propane [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	53.78
Propane [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	52.99
Isobutane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	73.89
Isobutane [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	61.24
Isobutane [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	62.09
Isobutane [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	75.13
Isobutane [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	74.02
Normal Butane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	64.93
Normal Butane [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	53.89
Normal Butane [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	54.62
Normal Butane [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	66.01
Normal Butane [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	65.04
Natural Gasoline [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	81.68
Natural Gasoline [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	71.85
Natural Gasoline [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	72.88
Natural Gasoline [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	83.04
Natural Gasoline [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	81.82
Condensate [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	81.68
Condensate [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	75.22
Condensate [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	76.47
Condensate [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	83.04
Condensate [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	81.82
Natural Gas (per MMbtu) [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	4.87
Natural Gas (per MMbtu) [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	4.45
Natural Gas (per MMbtu) [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	4.66
Natural Gas (per MMbtu) [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	6.20
Natural Gas (per MMbtu) [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	5.96
Highlight And Newcastle [Member] | Propane [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	40.38
Highlight And Newcastle [Member] | Normal Butane [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	64.73
Highlight And Newcastle [Member] | Normal Butane [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	66.83
Highlight And Newcastle [Member] | Natural Gasoline [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	90.89
Highlight And Newcastle [Member] | Condensate [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	87.30
Highlight And Newcastle [Member] | Natural Gas (per MMbtu) [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	3.45